Contributed Equity	12 Months Ended
Jun. 30, 2026
Statements [Line Items]
Contributed Equity
NOTE 23. CONTRIBUTED EQUITY

			Consolidated
			June 30, 2026	June 30, 2025
	Note		A$	A$
Fully paid ordinary shares	23	(a)	537,990,227	535,069,876
Options over ordinary shares – listed			9,661,954	9,661,954

			547,652,181	544,731,830

(a) Ordinary Shares

			June 30, 2026		June 30, 2025
	Note		No.	A$	No.	A$
At the beginning of reporting period			1,460,389,575	535,069,876	1,452,612,290	532,443,233
Exercise of performance rights (shares issued during the year)	23	(b)	5,856,523	1,804,155	7,777,285	2,626,643
Conversion of Convertible Notes (shares issued during the period)	23	(b)	7,441,304	1,116,196	—	—
Conversion of Warrants	23	(b)	33,904	—	—	—

At reporting date			1,473,721,306	537,990,227	1,460,389,575	535,069,876

(b) Shares issued

2026 Details	Number	Issue Price A$	Total A$
Conversion of Convertible Notes	7,441,304	0.15	1,116,196
Conversion of Warrants	33,904	—	—
Performance rights exercised (transfer from share-based payment reserve)	5,856,523	0.31	1,804,155

Total	13,331,731		2,920,351

2025 Details	Number	Issue Price A$	Total A$
Performance rights exercised (transfer from share-based payment reserve)	7,777,285	0.34	2,626,643

Total	7,777,285		2,626,643

Ordinary shares
Ordinary shares entitle the holder to participate in dividends and the proceeds on the winding up of the company in proportion to the number of and amounts paid on the shares held.
The fully paid ordinary shares have no par value and the company does not have a limited amount of authorized capital.
On a show of hands every member present at a meeting in person or by proxy shall have one vote and upon a poll each share shall have one vote.
Options
Information relating to the Company’s Executive Incentive Plan, including details of options issued, exercised and lapsed during the year and options outstanding at the end of the reporting period, is set out in note 35.
Unlisted options
There were no unlisted options on issue as at June 30, 2026. The balance as at June 30, 2025 is set out in the table below.

Expiration Date	Exercise Price	Number
August 4, 2025	$0.24	847,600

Total		847,600

Share
buy-back
There is no current
on-market
share
buy-back.
Capital risk management
The consolidated entity’s objectives when managing capital are to safeguard its ability to continue as a going concern, so that the entity can continue to provide returns for shareholders and benefits for other stakeholders and to maintain an optimal capital structure to reduce the cost of capital.
In order to maintain or adjust the capital structure, the consolidated entity may return capital to shareholders, and or issue new shares.
The consolidated entity would look to raise capital when an opportunity to invest in a business or company was seen as value adding relative to the current parent entity’s share price at the time of the investment. The consolidated entity is not actively pursuing additional investments in the short term as it continues to grow its existing businesses
.